Schedule of Investments (unaudited) June 30, 2019	iShares® U.S. Healthcare Providers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care Facilities — 13.2%
Acadia Healthcare Co. Inc.(a)(b)	216,249	$7,557,903
Brookdale Senior Living Inc.(a)	455,474	3,283,967
Community Health Systems Inc.(a)(b)	287,543	767,740
Encompass Health Corp.	240,673	15,249,041
Ensign Group Inc. (The)	121,589	6,920,846
Hanger Inc.(a)(b)	90,671	1,736,350
HCA Healthcare Inc.	309,633	41,853,093
National HealthCare Corp.	23,719	1,924,797
Select Medical Holdings Corp.(a)(b)	264,596	4,199,138
Tenet Healthcare Corp.(a)	204,064	4,215,962
U.S. Physical Therapy Inc.(b)	31,232	3,828,106
Universal Health Services Inc., Class B	201,809	26,313,875

		117,850,818

Health Care Services — 31.0%
Addus HomeCare Corp.(a)(b)	24,975	1,871,876
Amedisys Inc.(a)	70,997	8,619,746
BioScrip Inc.(a)	318,125	827,125
Chemed Corp.	38,810	14,004,200
Cigna Corp.(a)	251,555	39,632,490
CorVel Corp.(a)(b)	22,361	1,945,631
CVS Health Corp.	1,506,386	82,082,973
DaVita Inc.(a)(b)	307,900	17,322,454
Diplomat Pharmacy Inc.(a)	138,295	842,217
Guardant Health Inc.(a)(b)	93,670	8,086,531
Laboratory Corp. of America Holdings(a)	235,956	40,796,792
LHC Group Inc.(a)	71,300	8,526,054
MEDNAX Inc.(a)(b)	210,724	5,316,567
Premier Inc., Class A(a)(b)	126,848	4,961,025
Providence Service Corp. (The)(a)	27,290	1,564,809
Quest Diagnostics Inc.	327,158	33,307,956
R1 RCM Inc.(a)(b)	241,923	3,043,391
RadNet Inc.(a)	105,106	1,449,412
Tivity Health Inc.(a)(b)	116,704	1,918,614

		276,119,863

Health Care Technology — 3.0%
HealthStream Inc.(a)	63,045	1,630,344
HMS Holdings Corp.(a)(b)	212,010	6,867,004
Inovalon Holdings Inc., Class A(a)	179,542	2,605,154
Inspire Medical Systems Inc.(a)	30,712	1,862,683
Tabula Rasa HealthCare Inc.(a)(b)	44,668	2,230,273

Security	Shares	Value

Health Care Technology (continued)
Teladoc Health Inc.(a)(b)	174,278	$11,573,802

		26,769,260

Life Sciences Tools & Services — 0.6%
NeoGenomics Inc.(a)(b)	251,449	5,516,791

Managed Health Care — 52.1%
Anthem Inc.	410,928	115,967,991
Centene Corp.(a)	730,613	38,313,346
HealthEquity Inc.(a)	132,857	8,688,848
Humana Inc.	159,353	42,276,351
Magellan Health Inc.(a)	58,559	4,346,835
Molina Healthcare Inc.(a)	152,454	21,822,265
Triple-S Management Corp., Class B(a)	54,926	1,309,985
UnitedHealth Group Inc.	803,443	196,048,126
WellCare Health Plans Inc.(a)	122,486	34,917,084

		463,690,831

Total Common Stocks — 99.9% (Cost: $958,656,647)		889,947,563

Short-Term Investments

Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(d)(e)	33,452,388	33,469,114
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	1,167,100	1,167,100

		34,636,214

Total Short -Term Investments — 3.9% (Cost: $34,623,549)		34,636,214

Total Investments in Securities — 103.8% (Cost: $993,280,196)		924,583,777

Other Assets, Less Liabilities — (3.8)%		(33,572,145)

Net Assets — 100.0%		$891,011,632

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	30,983,530	2,468,858	33,452,388	$33,469,114	$21,687	(a)	$1,874	$2,489
BlackRock Cash Funds: Treasury, SL Agency Shares	773,064	394,036	1,167,100	1,167,100	3,426		—	—

				$34,636,214	$25,113		$1,874	$2,489

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® U.S. Healthcare Providers ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$889,947,563	$—	$—	$889,947,563
Money Market Funds	34,636,214	—	—	34,636,214

	$924,583,777	$—	$—	$924,583,777

2